Securities - Summary of Allowance for Losses measured at FVOCI (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of financial assets [line items]
Balance at beginning of period	$ 3,311
Balance at end of period	3,609	$ 3,311	$ 1,890	$ 3,609	$ 1,890
Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of period	32	22	24	23	23
Provision for (reversal of) credit losses	1	9		9	4
Write-offs					(4)
Other	(9)	1	(1)	(8)
Balance at end of period	24	32	23	24	23
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	19	14	15	14	15
Provision for (reversal of) credit losses	1	5		5
Other	(1)		(1)		(1)
Balance at end of period	19	19	14	19	14
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	6	2	3	3	3
Provision for (reversal of) credit losses	(1)	4		3
Other				(1)
Balance at end of period	5	6	3	5	3
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	809
Balance at end of period	910	809	563	910	563
Stage 3 [member] | Debt securities measured at FVOCI [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	7	6	6	6	5
Provision for (reversal of) credit losses	1			1	4
Write-offs					(4)
Other	$ (8)	1		$ (7)	1
Balance at end of period		$ 7	$ 6		$ 6